Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) (10-K)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Tax at federal statutory rate	21.00%	21.00%	21.00%	21.00%
Effect of U.S. tax law change			0.00%	0.00%
U.S. income attributable to pass-through entity			0.00%	0.00%
U.S. income subject to valuation allowance	(21.00%)	(21.00%)	(14.60%)	(20.50%)
State and local income taxes	0.00%	0.00%	0.20%	0.00%
Foreign income not subject to U.S. federal tax	0.00%	0.00%	0.00%	0.00%
Foreign tax	0.00%	(1.70%)	0.00%	(6.30%)
Nondeductible expenses	0.00%	0.00%	(6.50%)	0.00%
Other	0.00%	0.00%	0.00%	(0.20%)
Effective income tax rate	0.00%	(1.70%)	(0.10%)	(6.00%)